Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Dec. 29, 2015	Feb. 28, 2015
C000145852
Account Value [Line Items]
Line Graph and Table Measure Name	Blue Current Global Dividend Fund - Institutional Class
Account Value	$ 224,992	$ 189,518	$ 163,786	$ 167,623	$ 149,783	$ 120,351	$ 120,754	$ 122,376	$ 108,986	$ 92,972		$ 100,000
C000164234
Account Value [Line Items]
Line Graph and Table Measure Name	Marshfield Concentrated Opportunity Fund
Account Value	$ 40,543	36,197	28,724	25,275	23,322	18,677	16,609	14,497	12,101	9,350	$ 10,000
C000179800
Account Value [Line Items]
Line Graph and Table Measure Name	Meehan Focus Fund
Account Value	$ 32,025	27,671	20,022	21,882	18,441	13,202	12,199	12,133	10,404	8,403		10,000
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 255,248	220,753	176,661	190,642	172,145	133,091	127,195	126,654	107,921	88,998		100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,710	28,470	21,824	23,642	20,313	15,472	14,300	13,661	11,666	9,335	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,877	28,611	21,932	23,759	20,414	15,549	14,371	13,729	11,724	9,381		10,000
MSCI World High Dividend Yield Index Net TR
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World High Dividend Yield Index
Account Value	$ 191,981	168,754	151,596	156,906	138,187	122,193	122,317	119,728	107,365	91,441		100,000
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,600	$ 23,693	$ 19,471	$ 19,188	$ 16,516	$ 13,772	$ 13,153	$ 12,810	$ 11,793	$ 9,190		$ 10,000